TRANSAMERICA FUNDS

Supplement to the Currently Effective ClearTrack® Prospectus and Summary Prospectuses

Transamerica ClearTrack® 2025

Transamerica ClearTrack® 2030

Transamerica ClearTrack® 2035

Transamerica ClearTrack® 2040

Transamerica ClearTrack® 2045

Transamerica ClearTrack® 2050

Transamerica ClearTrack® Retirement Income

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Effective immediately, the following sentence replaces the last sentence at the end of the “Purchase and Sale of Fund Shares” section of each fund’s Prospectus and Summary Prospectus:

The fund does not currently offer Class R1 and Class R6 shares.

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Investors Should Retain this Supplement for Future Reference

February 10, 2025